Operating Expenses - Schedule of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Oyu Tolgoi administration expenses	$ 134,573	$ 117,172
Royalty expenses	64,048	70,782
Inventory write downs (reversals)	(2,161)	14,286
Selling expenses	14,607	26,754
Depreciation	8,133	1,705
Other	2,293	3,373
Total	$ 221,493	$ 234,072